Other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Other current assets
Schedule of other current assets

	December 31,	December 31,
	2019	2018
Other financial assets	13,968	7,983
Receivables	118,028	273,016
Prepayments	720,063	199,410
Total other current assets	852,059	480,409